Reserves (Details 1) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Comp.Expense
Comp. Expense Beginning of the year	$ 1,753,954	$ 2,320,480
Comp. expense end of the year	$ 1,158,975	$ 1,753,954	$ 2,320,480
Movements in Options/Warrants for Fully Paid Ordinary Shares [Member]
Number of Options
Beginning of the year	25,216,490	26,826,063	19,395,582
Options issued during the year	2,450,000	12,100,000	8,550,000
Warrants issued during the year	586,672,964
Expired during the year	(2,366,490)	(11,349,573)	(1,119,519)
Forfeited during the year		(2,360,000)
Outstanding at year end	611,972,964	25,216,490	26,826,063
Comp.Expense
Comp. Expense Beginning of the year	$ 1,753,954	$ 2,320,480	$ 2,320,480
Options issued during the year	30,370	764,539
Warrants issued during the year
Expired during the year	(684,117)	(1,126,843)
Forfeited during the year		(204,221)
Share based payment expense	58,768
Comp. expense end of the year	$ 1,158,975	$ 1,753,954	$ 2,320,480